Restatements (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Jun. 30, 2014
Net loss	$ (1,393,723)	$ (946,729)	$ (3,730,333)	$ (693,681)
As previously reported [Member]
Net loss	(946,729)	(1,201,375)			(1,364,623)	(1,244,069)
Basic and diluted loss per common share	$ (0.05)	$ (0.05)			$ (0.04)	$ (0.05)
Adjustment [Member]
Net loss	158,529	158,529			235,366	233,751
Basic and diluted loss per common share	$ 0.01	$ 0.01			$ 0.01	$ 0.01
As adjusted [Member]
Net loss	$ (788,200)	$ (1,042,846)			$ (1,129,257)	$ (1,010,318)
Basic and diluted loss per common share	$ (0.04)	$ (0.04)			$ (0.03)	$ (0.04)